UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6108

                          Investors Municipal Cash Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Tax-Exempt New York Money Market Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
                                                                                              Amount ($)      Value ($)
                                                                                     ----------------------------------
Municipal Investments 101.0%
New York 90.0%
Albany, NY, Industrial Development Agency, Davies Office
Refurbishing, AMT, 2.02%*, 2/1/2017, HSBC Bank USA (a)                                  400,000                400,000
Hempstead, NY, Industrial Development Agency, Trigen-Nassau
Energy, AMT, 2.01%*, 9/15/2015, Societe Generale (a)                                    300,000                300,000
Long Island, NY, Power Authority, Electric System Revenue,
Series D, 1.95%*, 12/1/2029 (b)                                                         200,000                200,000
New York, Jay Street Development Corp., Centers Facility
Lease Revenue, Series A-2, 1.98%*, 5/1/2022,
Depfa Bank PLC (a)                                                                      350,000                350,000
New York, Metropolitan Transportation Authority Revenue,
Series 1040, 144A, 2.02%*, 11/15/2020 (b)                                               200,000                200,000
New York, State Dormitory Authority Revenue, Cornell
University, Series B, 1.97%*, 7/1/2030                                                   85,000                 85,000
New York, State General Obligation:
Series B, 1.58%*, 3/15/2030, Dexia Credit Local FRNC (a)                                100,000                100,000
Series H-4, 1.95%*, 8/1/2015 (b)                                                        150,000                150,000
Series J-3, 1.98%*, 2/15/2016, JP Morgan Chase Bank (a)                                 200,000                200,000
New York, State Housing Finance Agency Revenue,
Series E-39, AMT, 2.01%*, 11/15/2031                                                    200,000                200,000
New York, State Housing Finance Agency Revenue, Historic
Front Street, Series A, 1.99%*, 11/1/2036, Bank of
New York (a)                                                                            100,000                100,000
New York, Tobacco Settlement Financing Corp., Series R-6500,
144A, 2.03%*, 6/1/2021 (b)                                                              400,000                400,000
New York, Triborough Bridge & Tunnel Authority, Special
Obligation:
Series A, 1.95%*, 1/1/2031 (b)                                                          315,000                315,000
Series B-13, 144A, 2.03%*, 11/15/2021 (b)                                               200,000                200,000
New York City, NY, Housing Development Corp., Multi-Family
Mortgage Revenue, Columbus Apartments, Series A, 1.95%*,                                400,000                400,000
3/15/2025
New York City, NY, Industrial Development Agency, Civic
Facility Revenue, Allen Stevenson School, 2.05%*, 12/1/2034,
Allied Irish Bank PLC (a)                                                               300,000                300,000
New York City, NY, Industrial Development Agency, Civic
Facility Revenue, Lycee Francais de NY Project, Series B,                               100,000                100,000
2.2%*, 6/1/2032, JP Morgan Chase Bank (a) New York City, NY, Municipal Water
Finance Authority, Water & Sewer System Revenue:
Series 2004-2, 2.03%*, 6/15/2012 (b)                                                    300,000                300,000
Series F-1, 2.2%*, 6/15/2033                                                             50,000                 50,000
New York City, NY, Transitional Finance Authority Revenue,
NYC Recovery, Series 1, 1.95%*, 11/1/2022                                               250,000                250,000
Niagara County, NY, Industrial Development Agency, Civic
Facility Revenue, NYSARC, Inc. Opportunities Unlimited,
Series A, 2.07%*, 9/1/2021, KeyBank NA (a)                                              570,000                570,000
Onondaga County, NY, Industrial Development Agency, Civic
Facility Revenue, YMCA of Greater Syracuse, Series A, 2.07%*,
11/1/2025, HSBC Bank PLC (a)                                                            400,000                400,000
Otsego County, NY, Industrial Development Agency, Civic
Facility Revenue, Noonan Community Service Corp. Project,
Series A, 2.0%*, 3/1/2025, Wilber National Bank (a)                                     400,000                400,000
Port Authority of New York and New Jersey, Special Obligation
Revenue, AMT, 144A, 2.08%*, 6/1/2011 (b)                                                150,000                150,000
Schoharie County, NY, Industrial Development Agency, Civic
Facility Revenue, Bassett Hospital Project, Series A, 144A,
2.07%*, 2/1/2021, KeyBank NA (a)                                                        400,000                400,000
                                                                                                            ----------
                                                                                                             6,520,000

Multi-State 11.0%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.6%*,
          10/1/2008                                                                     800,000                800,000
                                                                                                            ----------

                                                                                           % of
                                                                                        Net Assets           Value ($)
                                                                                        ----------           ---------

Total Investment Portfolio  (Cost $7,320,000)                                             101.0              7,320,000
Other Assets and Liabilities, Net                                                          -1.0                -72,824
                                                                                                            ----------
Net Assets                                                                                100.0              7,247,176
                                                                                                            ==========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2004.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:
                                                                                                       As a % of Total
                                                                                                     Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------
AMBAC                 AMBAC Assurance Corp.                                                             7.5
---------------------------------------------------------------------------------------------------------------------------
FGIC                  Financial Guaranty Insurance Company                                              2.7
---------------------------------------------------------------------------------------------------------------------------
FSA                   Financial Security Assurance                                                     11.2
---------------------------------------------------------------------------------------------------------------------------
MBIA                  Municipal Bond Investors Assurance                                                4.8
---------------------------------------------------------------------------------------------------------------------------

AMT:  Subject to alternative minimum tax.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax-Exempt New York Money Market Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax-Exempt New York Money Market Fund

By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005